Significant Accounting Policies - Additional information (Detail)	12 Months Ended
	Mar. 31, 2020 Segment $ / shares	Mar. 31, 2019 $ / shares
Disclosure Of Significant Accounting Policies [Line Items]
Par value per share	$ 0.0005	$ 0.0005
Explanation of how timing of satisfaction of performance obligations relates to typical timing of payment	advertising revenue, fees for facilitating access its internet based platforms to travel insurance companies and brand alliance fees is being recognized as the services are being performed as per the terms of the contracts with respective supplier. Payments from these parties are generally due within 60 days of invoicing.
Credit risk and default of payment in financial asset	60 days
Number of reportable segments | Segment	3
Ordinary Share [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Par value per share	$ 0.0005	0.0005
Class B Shares [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Par value per share	$ 0.0005	$ 0.0005